Commitments and Contingencies	12 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Commitments and contingencies
13.	Commitments and contingencies

(a) Operating lease commitments

The total future minimum lease payments under non-cancellable short-term leases, including the agreed property management fee, with respect to the office as of June 30, 2025, are payable as follows:

Lease Commitment
Within 1 year	22,110
Total	22,110

(b) Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. In the opinion of management, there were no significant pending or threatened claims and litigation as of June 30, 2025 and through the issuance date of these consolidated financial statements.